Summary of Significant Accounting Policies and Provisions of the Plan - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan year investment	Dec. 31, 2024 USD ($)
EBP, Accounting Policy [Line Items]
Plan transfer vesting percent	100.00%
Salary Deferral Contributions, Employee Contributions, Rollover Contributions and Matching Employer Contributions vesting percent	100.00%
Maximum vesting age | year	65
Minimum participant age | year	21
Pretax, maximum annual compensation to total compensation, percentage	40.00%
Matching participant compensation percentage	6.00%
Minimum withdrawal	$ 250
Withdrawal restriction period	12 months
Minimum borrowing, amount	$ 500
Maximum borrowing, amount	$ 50,000
Maximum vested account, percentage	50.00%
Maximum outstanding loan | loan	1
Maximum residence loan | loan	1
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Initiation fee	$ 35
Quarterly maintence fee	$ 3.75
Number of investment options | investment	29
Minimum transfer percent	1.00%
Employer contributions	$ 22,268,779
Annual retirement contributions	13,143,509	$ 13,257,919
Forfeited non-vested amounts used to reduce employer contributions	1,091,847
Forfeited nonvested account	$ 145,008	$ 98,000
Discretionary Employer Contribution
EBP, Accounting Policy [Line Items]
Vesting period	1 year
Annual Retirement Contribution
EBP, Accounting Policy [Line Items]
Vesting period	3 years
Forfeited non-vested amounts used to reduce employer contributions	$ 368,000
Employees hired or reemployed after January 1, 2023
EBP, Accounting Policy [Line Items]
Contribution percent	3.00%
Legacy retail store manager
EBP, Accounting Policy [Line Items]
Contribution percent	5.00%
Less than 50
EBP, Accounting Policy [Line Items]
Contribution percent	5.00%
50 but less than 70
EBP, Accounting Policy [Line Items]
Contribution percent	7.00%
Greater than 70
EBP, Accounting Policy [Line Items]
Contribution percent	9.00%